Note 5 - Acquired Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of Intangible Assets	$ 40,612	$ 69,733	$ 134,201